Income Taxes - Uncertain Tax Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Uncertain tax positions:
Beginning of year	$ 6.9	$ 7.2	$ 10.8
Increases related to prior-year tax positions	0.6	0.0	0.4
Decreases related to prior-year tax positions	(0.4)	(0.3)	0.0
Increases related to current-year tax positions	1.2	1.1	1.1
Settlements	(0.8)	0.0	0.0
Effect of the expiration of statutes of limitation	(0.8)	(0.7)	(1.3)
Decrease related to dispositions	0.0	0.0	(1.0)
Foreign currency exchange effects	(0.3)	(0.4)	(2.8)
End of year	$ 6.4	$ 6.9	$ 7.2